Other Income (Loss), Net (Details) - CAD ($) $ in Millions	12 Months Ended			48 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Insurance proceeds	$ 0			$ 135
Decommissioning Liabilities	3,559	$ 3,906	$ 1,248	3,906
Site Rehabilitation Program
Disclosure of attribution of expenses by nature to their function [line items]
Decommissioning Liabilities	65	42	0	$ 42
2018 Atlantic Region Incident
Disclosure of attribution of expenses by nature to their function [line items]
Insurance proceeds	$ 328	$ 120	$ 0